FRESH-START ACCOUNTING, Consolidated Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2020	Oct. 31, 2019
Current assets:
Cash and cash equivalents		$ 139,278
Restricted cash		23,761
Accounts receivable from non-affiliates		201,950
Accounts receivable from affiliates		15,926
Inventories		116,926
Prepaid expenses and other current assets		47,283
Total current assets		545,124
Investment in unconsolidated affiliates		112,932
Property and equipment - at cost:
Land and buildings		238,967
Aircraft and equipment		2,432,045
Total property and equipment, at cost		2,671,012
Less - Accumulated depreciation and amortization		(970,731)
Total property and equipment, net		1,700,281
Right-of-use assets		325,764
Other assets		91,179
Total assets		2,775,280
Current liabilities:
Accounts payable		74,170
Accrued wages, benefits and related taxes		40,657
Income taxes payable		2,988
Other accrued taxes		8,223
Deferred revenue		9,187
Accrued maintenance and repairs		31,303
Accrued interest		21,213
Current portion of operating lease liabilities		83,008
Other accrued liabilities		50,070
Short-term borrowings and current maturities of long-term debt		955,009
Total current liabilities		1,275,828
Long-term debt, less current maturities		75,167
Accrued pension liabilities		18,623
Preferred stock embedded derivative		0
Other liabilities and deferred credits		7,701
Deferred taxes		54,009
Long-term operating lease liabilities		244,566
Total liabilities not subject to compromise		1,675,894
Liabilities subject to compromise		624,867
Total liabilities		2,300,761
Commitments and contingencies (Note 11)
Mezzanine equity:
Preferred stock		0
Stockholders' investment:
Predecessor common stock, $.01 par value		386
Predecessor additional paid-in capital		920,761
Predecessor retained earnings		52,136
Predecessor accumulated other comprehensive loss		(314,439)
Predecessor Treasury shares		(184,796)
Successor Common stock		1
Successor Additional paid-in capital		294,670
Total Bristow Group stockholders' investment		474,048
Noncontrolling interests		471
Total stockholders' investment		474,519
Total liabilities, mezzanine equity and stockholders' investment		$ 2,775,280
Common stock, par value (in dollars per share)		$ 0.01
Current assets:
Cash and cash equivalents		$ 0
Restricted cash		0
Accounts receivable from non-affiliates		0
Accounts receivable from affiliates		(1,298)
Inventories		(35,766)
Prepaid expenses and other current assets		(13,415)
Total current assets		(50,479)
Investment in unconsolidated affiliates		7,039
Property and equipment - at cost:
Land and buildings		(74,225)
Aircraft and equipment		(1,665,136)
Total property and equipment, at cost		(1,739,361)
Less - Accumulated depreciation and amortization		970,731
Total property and equipment, net		(768,630)
Right-of-use assets		3,263
Other assets		70,897
Total assets		(737,910)
Current liabilities:
Accounts payable		(2,377)
Accrued wages, benefits and related taxes		0
Income taxes payable		0
Other accrued taxes		0
Deferred revenue		(321)
Accrued maintenance and repairs		0
Accrued interest		0
Current portion of operating lease liabilities		(8,497)
Other accrued liabilities		(718)
Short-term borrowings and current maturities of long-term debt		8,627
Total current liabilities		(3,286)
Long-term debt, less current maturities	$ (57,700)	(51,186)
Accrued pension liabilities		14,891
Preferred stock embedded derivative		0
Other liabilities and deferred credits		(3,110)
Deferred taxes		(104,025)
Long-term operating lease liabilities		9,139
Total liabilities not subject to compromise		(137,577)
Liabilities subject to compromise		0
Total liabilities		(137,577)
Commitments and contingencies (Note 11)
Mezzanine equity:
Preferred stock		0
Stockholders' investment:
Predecessor common stock, $.01 par value		0
Predecessor additional paid-in capital		0
Predecessor retained earnings		(576,823)
Predecessor accumulated other comprehensive loss		(22,934)
Predecessor Treasury shares		0
Total Bristow Group stockholders' investment		(599,757)
Noncontrolling interests		(576)
Total stockholders' investment		(600,333)
Total liabilities, mezzanine equity and stockholders' investment		(737,910)
Current assets:
Cash and cash equivalents		202,079
Restricted cash		48,447
Accounts receivable from non-affiliates		198,916
Accounts receivable from affiliates		14,628
Inventories		81,160
Prepaid expenses and other current assets		30,546
Total current assets		575,776
Investment in unconsolidated affiliates		119,971
Property and equipment - at cost:
Land and buildings		164,742
Aircraft and equipment		766,909
Total property and equipment, at cost		931,651
Less - Accumulated depreciation and amortization		0
Total property and equipment, net		931,651
Right-of-use assets		329,027
Other assets		162,289
Total assets		2,118,714
Current liabilities:
Accounts payable		82,241
Accrued wages, benefits and related taxes		40,657
Income taxes payable		2,988
Other accrued taxes		8,223
Deferred revenue		8,866
Accrued maintenance and repairs		31,303
Accrued interest		1,102
Current portion of operating lease liabilities		74,511
Other accrued liabilities		33,935
Short-term borrowings and current maturities of long-term debt		37,080
Total current liabilities		320,906
Long-term debt, less current maturities		549,282
Accrued pension liabilities		33,514
Preferred stock embedded derivative		470,322
Other liabilities and deferred credits		4,591
Deferred taxes		43,229
Long-term operating lease liabilities		253,705
Total liabilities not subject to compromise		1,675,549
Liabilities subject to compromise		0
Total liabilities		1,675,549
Commitments and contingencies (Note 11)
Mezzanine equity:
Preferred stock		148,599
Stockholders' investment:
Successor Common stock		1
Successor Additional paid-in capital		294,670
Total Bristow Group stockholders' investment		294,671
Noncontrolling interests		(105)
Total stockholders' investment		294,566
Total liabilities, mezzanine equity and stockholders' investment		2,118,714
Reorganization Adjustments
Current assets:
Cash and cash equivalents		62,801
Restricted cash		24,686
Accounts receivable from non-affiliates		(3,034)
Accounts receivable from affiliates		0
Inventories		0
Prepaid expenses and other current assets		(3,322)
Total current assets		81,131
Investment in unconsolidated affiliates		0
Property and equipment - at cost:
Land and buildings		0
Aircraft and equipment		0
Total property and equipment, at cost		0
Less - Accumulated depreciation and amortization		0
Total property and equipment, net		0
Right-of-use assets		0
Other assets		213
Total assets		81,344
Current liabilities:
Accounts payable		10,448
Accrued wages, benefits and related taxes		0
Income taxes payable		0
Other accrued taxes		0
Deferred revenue		0
Accrued maintenance and repairs		0
Accrued interest		(20,111)
Current portion of operating lease liabilities		0
Other accrued liabilities		(15,417)
Short-term borrowings and current maturities of long-term debt		(926,556)
Total current liabilities		(951,636)
Long-term debt, less current maturities		525,301
Accrued pension liabilities		0
Preferred stock embedded derivative		470,322
Other liabilities and deferred credits		0
Deferred taxes		93,245
Long-term operating lease liabilities		0
Total liabilities not subject to compromise		137,232
Liabilities subject to compromise		(624,867)
Total liabilities		(487,635)
Commitments and contingencies (Note 11)
Mezzanine equity:
Preferred stock		148,599
Stockholders' investment:
Predecessor common stock, $.01 par value		(386)
Predecessor additional paid-in capital		(920,761)
Predecessor retained earnings		524,687
Predecessor accumulated other comprehensive loss		337,373
Predecessor Treasury shares		184,796
Successor Common stock		1
Successor Additional paid-in capital		294,670
Total Bristow Group stockholders' investment		420,380
Noncontrolling interests		0
Total stockholders' investment		420,380
Total liabilities, mezzanine equity and stockholders' investment		$ 81,344
Common stock, par value (in dollars per share)		$ 0.01
Stockholders' investment:
Successor Common stock		$ 1
Successor Additional paid-in capital		$ 294,670